Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net income	$ 1,256	$ 634	$ 2,037	$ 1,121
Items that may be reclassified subsequently to profit or loss:
Unrealized gains on derivatives designated as cash flow hedges, net of tax $nil, $nil, $nil and $nil	0	0	0	1
Income tax relating to unrealized gains on derivatives designated as cash flow hedges	0	0	0	0
Items that will not be reclassified to profit or loss:
Actuarial loss on post employment benefit obligations, net of tax $nil, $nil, $nil and $nil	(1)	0	(2)	0
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income	0	0	0	0
Net change on equity investments, net of tax $(1), $1, $(1) and $1	12	8	17	9
Income tax relating to net change on equity investments	(1)	1	(1)	1
Total other comprehensive income	11	8	15	10
Total comprehensive income	1,267	642	2,052	1,131
Attributable to:
Equity holders of Barrick Mining Corporation	822	378	1,300	675
Non-controlling interests	$ 445	$ 264	$ 752	$ 456